Related Party Transactions (Details Textual) - USD ($)			1 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended
	Aug. 04, 2015	May 04, 2015	Mar. 17, 2016	Jul. 29, 2015	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 30, 2016
Related Party Transaction [Line Items]
Administrative Fees Expense Per Month				$ 10,000
Due to Related Parties, Current, Total						$ 78,600	$ 78,600	$ 18,067
Payment Of Offering Costs Through Advance From Related Party					$ 25,211		0	46,037
Proceeds from Convertible Debt							15,000
Increase (Decrease) in Due to Affiliates					$ 0		60,533	18,067
Payment for Administrative Fees						30,000	60,000
Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Conversion Price			$ 1.00
Debt Instrument, Interest Rate, Effective Percentage			5.00%
Debt Instrument, Maturity Date			Aug. 04, 2017
Long-term Debt									$ 15,000
Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current, Total						10,000	10,000
Subsequent Event [Member] | Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.50
Debt Instrument, Interest Rate, Effective Percentage			5.00%
Debt Instrument, Maturity Date			Aug. 04, 2017
Long-term Debt										$ 15,000
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of units sold in connection with initial public offering	2,000,000			20,000,000
Sponsor Loans [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current, Total						68,600	68,600
Note issued to Sponsor								$ 100,000
Payment Of Offering Costs Through Advance From Related Party						$ 68,600	$ 97,334
Conversion Price							$ 1.00	$ 1.00
Potential Convertible Debt			$ 1,000,000
Proceeds from Convertible Debt			$ 15,000
Sponsor Loans [Member] | Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.50
Potential Convertible Debt			$ 1,000,000
Proceeds from Convertible Debt			15,000
Sponsor Loans [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Potential Convertible Debt			1,000,000
Proceeds from Convertible Debt			$ 15,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Shares Issued, Price Per Share		$ 0.006
Stock Dividend				0.2
Common Stock, Shares, Outstanding				5,175,000
Shares Forfeited Subsequent To Expiration Of Underwriters Remaining Over Allotment Option				175,000
Sale of Stock, Number of Shares Issued in Transaction		4,312,500
Sale of Stock, Consideration Received Per Transaction		$ 25,000
Description Of Founder Shares				The initial stockholders have agreed not to transfer, assign or sell any of their Founder Shares until one year after the date of the consummation of the initial Business Combination or earlier if subsequent to the initial Business Combination, (i) the last sale price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (ii) the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Stockholders Equity Percentage Of Shares Held By Sponsor				20.00%
Founder Shares [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Warrants Issued	6,750,000
Price Per Warrant Issued	$ 1.00
Warrants Issued Value	$ 6,750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50